S000064943 [Member] Investment Strategy - Tax-Managed Real Assets Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Investments, Risks and PerformancePrincipal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in investments related to real assets and real asset companies. Real assets are broadly defined by the Fund and are considered to include any assets that have physical properties, such as natural resources, real estate, infrastructure and commodities. The Fund considers an investment to be related to real assets or a real asset company if it is included in the Global Industry Classification Standard (“GICS”) real estate sector or one of the following GICS sub-industries: Agricultural & Farm Machinery, Agricultural Products & Services, Airport Services, Aluminum, Building Products, Cable & Satellite, Coal & Consumable Fuels, Construction & Engineering, Copper, Data Center REITs, Diversified Chemicals, Diversified Metals & Mining, Diversified REITs, Electric Utilities, Electrical Components & Equipment, Environmental & Facilities Services, Fertilizers & Agricultural Chemicals, Forest Products, Gas Utilities, Gold, Health Care REITs, Heavy Electrical Equipment, Highways & Railtracks, Hotel & Resort REITs, Independent Power Producers & Energy Traders, Industrial Conglomerates, Industrial Gases, Industrial REITs, Integrated Oil & Gas, Integrated Telecommunication Services, Internet Services & Infrastructure, Marine Ports & Services, Multi-Family Residential REITs, Multi-Utilities, Office REITs, Oil & Gas Drilling, Oil & Gas Equipment & Services, Oil & Gas Exploration & Production, Oil & Gas Refining & Marketing, Oil & Gas Storage & Transportation, Other Specialized REITs, Packaged Foods & Meats, Paper & Plastic Packaging Products & Materials, Paper Products, Precious Metals & Minerals, Rail Transportation, Real Estate Development, Renewable Electricity, Retail REITs, Self Storage REITs, Semiconductor Materials & Equipment, Semiconductors, Single-Family Residential REITs, Specialty Chemicals, Steel, Telecom Tower REITs, Timber REITs or Water Utilities. In an effort to provide equity-like returns over a market cycle while mitigating downside risk relative to equities, Russell Investment Management, LLC (“RIM”) allocates the Fund’s assets globally across the real assets group of industries, focusing on real estate, infrastructure and natural resources. RIM intends to shift the Fund’s assets within the real assets group of industries based on RIM’s outlook on the business and economic cycle, relative market valuations and market sentiment. The Fund seeks to realize capital growth while considering shareholder tax consequences arising from its portfolio management activities. The Fund typically buys stocks with the intention of holding them long enough to qualify for long-term capital gains tax treatment. Stocks may, however, be sold at a point where short-term capital gains are realized if the Fund believes it is appropriate in that case to do so or as a result of redemption activity.
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Fund. The Fund is advised by RIM and multiple money managers unaffiliated with RIM pursuant to a multi-asset, multi-manager approach. RIM may change the Fund's asset allocation at any time. The Fund's money managers have non-discretionary asset management assignments pursuant to which they provide a model portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells securities for the Fund. For Fund assets not allocated to money manager strategies, RIM utilizes quantitative and/or rules-based processes and qualitative analysis to assess Fund characteristics and invest in securities and instruments which provide the desired exposures.  RIM may use strategies based on indexes. RIM also manages the Fund's cash balances. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of certain markets by purchasing equity securities and/or derivatives, which typically include index futures contracts and swaps.
The Fund may invest in equity securities issued by U.S. and non-U.S. (i) real estate companies, including real estate investment trusts (“REITs”) and similar REIT-like entities; (ii) infrastructure companies, which are companies that are engaged in the infrastructure business; and (iii) natural resources and natural resources-related companies. The Fund will concentrate its investments in equity securities of companies in the real assets group of industries. The Fund may also invest in securities of non-U.S. issuers by purchasing American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”). Infrastructure companies also include energy-related companies organized as master limited partnerships (“MLPs”) and their affiliates.
The Fund may invest in derivative instruments and may use derivatives to take both long and short positions. The Fund may enter into spot and forward currency contracts to facilitate settlement of securities transactions.
Please refer to the “Investment Objective and Investment Strategies” section in the Fund's Prospectus for further information.